Schedule of Investments (unaudited)
October 31, 2024
iShares® Currency Hedged MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 100.1%
iShares MSCI ACWI ex U.S. ETF(a)(b)	4,016,535	$219,142,150
Total Investment Companies (Cost: $192,616,231)		219,142,150
Short-Term Securities
Money Market Funds — 10.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(a)(c)(d)	22,583,748	22,599,556
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(a)(c)	940,000	940,000
Total Short-Term Securities — 10.7% (Cost: $23,532,590)		23,539,556
Total Investments in Securities — 110.8% (Cost: $216,148,821)		242,681,706
Liabilities in Excess of Other Assets — (10.8)%		(23,727,806)
Net Assets — 100.0%		$218,953,900

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$102,844,413	$—	$(80,273,824)(a)	$22,193	$6,774	$22,599,556	22,583,748	$476,794 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	90,000	850,000 (a)	—	—	—	940,000	940,000	3,683	—
iShares MSCI ACWI ex U.S. ETF	229,636,751	13,320,416	(25,951,819)	5,379,232	(3,242,430)	219,142,150	4,016,535	—	—
				$5,401,425	$(3,235,656)	$242,681,706		$480,477	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	15,344,000	USD	10,050,397	Bank of America N.A.	11/05/24	$47,610
BRL	7,550,000	USD	1,303,747	Morgan Stanley & Co. International PLC	11/05/24	2,072
BRL	7,550,000	USD	1,303,860	State Street Bank & Trust Company	11/05/24	1,959
CAD	22,875,000	USD	16,412,462	State Street Bank & Trust Company	11/05/24	18,897
CHF	11,577,000	USD	13,389,945	Bank of America N.A.	11/05/24	17,814
CNH	17,488,000	USD	2,453,664	BNP Paribas SA	11/05/24	2,177
CNH	22,000	USD	3,087	HSBC Bank PLC	11/05/24	3

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
DKK	31,326,000	USD	4,560,111	Bank of America N.A.	11/05/24	$8,104
EUR	42,848,000	USD	46,520,232	BNP Paribas SA	11/05/24	89,666
GBP	15,390,000	USD	19,786,104	Barclays Bank PLC	11/05/24	58,516
HKD	126,698,000	USD	16,296,820	Citibank N.A.	11/05/24	968
IDR	8,365,507,000	USD	532,055	Morgan Stanley & Co. International PLC	11/05/24	919
IDR	8,365,507,000	USD	531,582	State Street Bank & Trust Company	11/05/24	1,393
ILS	8,000	USD	2,126	Barclays Bank PLC	11/05/24	16
ILS	1,827,000	USD	488,399	BNP Paribas SA	11/05/24	711
JPY	4,585,518,000	USD	30,103,516	BNP Paribas SA	11/05/24	76,279
MXN	24,395,000	USD	1,217,350	HSBC Bank PLC	11/05/24	1,605
NOK	8,223,000	USD	745,494	Bank of America N.A.	11/05/24	2,044
NZD	393,000	USD	233,898	UBS AG	11/05/24	1,000
SEK	47,268,000	USD	4,417,748	Bank of America N.A.	11/05/24	18,852
SGD	2,160,000	USD	1,632,856	Citibank N.A.	11/05/24	2,960
THB	31,611,000	USD	934,385	Citibank N.A.	11/05/24	2,437
TRY	15,017,000	USD	436,259	Bank of America N.A.	11/05/24	1,628
TRY	539,000	USD	15,205	BNP Paribas SA	11/05/24	512
TWD	459,000	USD	14,255	Morgan Stanley & Co. International PLC	11/05/24	77
USD	128,409	AUD	185,000	Bank of America N.A.	11/05/24	6,659
USD	10,689,210	AUD	15,402,000	BNP Paribas SA	11/05/24	553,033
USD	14,648	AUD	22,000	Deutsche Bank Securities Inc.	11/05/24	169
USD	30,612	AUD	45,000	HSBC Bank PLC	11/05/24	997
USD	1,445,347	BRL	7,904,500	Morgan Stanley & Co. International PLC	11/05/24	78,216
USD	1,429,603	BRL	7,816,500	State Street Bank & Trust Company	11/05/24	77,692
USD	8,216	BRL	45,000	UBS AG	11/05/24	433
USD	597,023	CAD	808,000	BNP Paribas SA	11/05/24	16,627
USD	50,134	CAD	68,000	HSBC Bank PLC	11/05/24	1,289
USD	16,710,913	CAD	22,557,000	State Street Bank & Trust Company	11/05/24	507,978
USD	14,185,246	CHF	11,921,000	BNP Paribas SA	11/05/24	379,088
USD	39,733	CHF	34,000	State Street Bank & Trust Company	11/05/24	356
USD	2,435,484	CNH	17,010,000	BNP Paribas SA	11/05/24	46,768
USD	7,339	CNH	52,000	JPMorgan Chase Bank N.A.	11/05/24	37
USD	71,495	CNH	500,000	UBS AG	11/05/24	1,280
USD	5,240,551	DKK	34,945,000	BNP Paribas SA	11/05/24	144,585
USD	13,716	DKK	93,000	State Street Bank & Trust Company	11/05/24	154
USD	207,355	EUR	190,000	BNP Paribas SA	11/05/24	673
USD	806,788	EUR	724,000	HSBC Bank PLC	11/05/24	19,223
USD	47,468,194	EUR	42,472,000	State Street Bank & Trust Company	11/05/24	1,267,307
USD	21,470,599	GBP	16,007,000	Bank of America N.A.	11/05/24	830,389
USD	60,385	GBP	46,000	Barclays Bank PLC	11/05/24	1,070
USD	88,774	GBP	68,000	BNP Paribas SA	11/05/24	1,092
USD	28,563	GBP	22,000	JPMorgan Chase Bank N.A.	11/05/24	195
USD	364,231	HKD	2,830,000	Barclays Bank PLC	11/05/24	194
USD	2,156,681	HKD	16,745,000	BNP Paribas SA	11/05/24	2,689
USD	13,817,779	HKD	107,284,000	Citibank N.A.	11/05/24	17,309
USD	71,714	HKD	557,000	HSBC Bank PLC	11/05/24	64
USD	581,432	IDR	8,840,521,500	Morgan Stanley & Co. International PLC	11/05/24	18,194
USD	548,619	IDR	8,346,693,500	State Street Bank & Trust Company	11/05/24	16,843
USD	492,038	ILS	1,829,000	BNP Paribas SA	11/05/24	2,393
USD	5,112	ILS	19,000	HSBC Bank PLC	11/05/24	25
USD	91,676	JPY	13,584,000	Bank of America N.A.	11/05/24	2,272
USD	32,420,652	JPY	4,616,984,000	BNP Paribas SA	11/05/24	2,033,762
USD	2,599	JPY	370,000	Citibank N.A.	11/05/24	163

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	42,926	JPY	6,448,000	HSBC Bank PLC	11/05/24	$489
USD	3,876,315	KRW	5,070,609,500	Morgan Stanley & Co. International PLC	11/05/24	200,279
USD	3,828,761	KRW	5,004,994,500	State Street Bank & Trust Company	11/05/24	200,293
USD	3,721	MXN	72,000	Barclays Bank PLC	11/05/24	123
USD	49,655	MXN	977,000	BNP Paribas SA	11/05/24	837
USD	1,229,046	MXN	24,215,000	UBS AG	11/05/24	19,085
USD	519,032	MYR	2,143,500	Morgan Stanley & Co. International PLC	11/05/24	29,550
USD	493,446	MYR	2,039,500	State Street Bank & Trust Company	11/05/24	27,714
USD	2,254	NOK	24,000	Bank of America N.A.	11/05/24	72
USD	808,826	NOK	8,517,000	BNP Paribas SA	11/05/24	34,560
USD	1,094	NOK	12,000	State Street Bank & Trust Company	11/05/24	3
USD	255,107	NZD	401,000	BNP Paribas SA	11/05/24	15,427
USD	616	NZD	1,000	HSBC Bank PLC	11/05/24	19
USD	603	NZD	1,000	Morgan Stanley & Co. International PLC	11/05/24	6
USD	190,610	SEK	1,929,000	Barclays Bank PLC	11/05/24	9,553
USD	4,576,715	SEK	46,329,000	BNP Paribas SA	11/05/24	228,251
USD	1,722,762	SGD	2,205,000	BNP Paribas SA	11/05/24	52,867
USD	6,886	SGD	9,000	State Street Bank & Trust Company	11/05/24	71
USD	2,825	THB	94,000	Barclays Bank PLC	11/05/24	39
USD	965,737	THB	31,135,000	BNP Paribas SA	11/05/24	43,021
USD	35,802	THB	1,154,000	State Street Bank & Trust Company	11/05/24	1,602
USD	1,403	THB	47,000	UBS AG	11/05/24	10
USD	6,278,290	TWD	198,027,000	Morgan Stanley & Co. International PLC	11/05/24	94,765
USD	5,776,453	TWD	182,120,000	State Street Bank & Trust Company	11/05/24	89,634
USD	80,550	ZAR	1,392,000	Barclays Bank PLC	11/05/24	1,600
USD	2,025,988	ZAR	35,015,000	BNP Paribas SA	11/05/24	40,050
USD	6,052	ZAR	106,000	UBS AG	11/05/24	40
ZAR	35,805,000	USD	2,025,001	BNP Paribas SA	11/05/24	5,743
ZAR	42,000	USD	2,375	JPMorgan Chase Bank N.A.	11/05/24	7
CLP	149,119,500	USD	155,010	State Street Bank & Trust Company	11/06/24	92
INR	543,632,500	USD	6,464,881	Morgan Stanley & Co. International PLC	11/06/24	145
INR	542,383,500	USD	6,450,036	State Street Bank & Trust Company	11/06/24	137
USD	171,350	CLP	154,052,000	Morgan Stanley & Co. International PLC	11/06/24	11,117
USD	170,605	CLP	153,169,000	State Street Bank & Trust Company	11/06/24	11,291
USD	7,024,199	INR	589,525,000	Morgan Stanley & Co. International PLC	11/06/24	13,406
USD	6,056,193	INR	508,266,000	State Street Bank & Trust Company	11/06/24	11,755
AUD	193,000	USD	126,966	Morgan Stanley & Co. International PLC	12/04/24	87
CHF	163,000	USD	189,337	HSBC Bank PLC	12/04/24	32
CNH	173,000	USD	24,336	HSBC Bank PLC	12/04/24	5
DKK	186,000	USD	27,157	JPMorgan Chase Bank N.A.	12/04/24	7
EUR	697,000	USD	758,884	Deutsche Bank Securities Inc.	12/04/24	203
GBP	179,000	USD	230,642	JPMorgan Chase Bank N.A.	12/04/24	159
HKD	2,788,000	USD	358,785	BNP Paribas SA	12/04/24	77
IDR	182,973,000	USD	11,633	Morgan Stanley & Co. International PLC	12/04/24	4
INR	44,841,000	USD	532,425	Morgan Stanley & Co. International PLC	12/04/24	307
KRW	128,952,000	USD	93,851	Morgan Stanley & Co. International PLC	12/04/24	21
MXN	232,000	USD	11,530	JPMorgan Chase Bank N.A.	12/04/24	4
NZD	3,000	USD	1,791	Deutsche Bank Securities Inc.	12/04/24	2
SEK	753,000	USD	70,753	BNP Paribas SA	12/04/24	27
SGD	40,000	USD	30,321	HSBC Bank PLC	12/04/24	12
THB	97,000	USD	2,873	Morgan Stanley & Co. LLC	12/04/24	7
TRY	815,000	USD	22,991	BNP Paribas SA	12/04/24	59
USD	155,333	CLP	149,119,500	Morgan Stanley & Co. International PLC	12/04/24	276

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	22,706	CLP	21,786,000	State Street Bank & Trust Company	12/04/24	$52
USD	488,205	MYR	2,132,000	Morgan Stanley & Co. International PLC	12/04/24	890
USD	467,890	MYR	2,040,000	State Street Bank & Trust Company	12/04/24	1,604
USD	909	NOK	10,000	Barclays Bank PLC	12/04/24	—
USD	5,822,403	TWD	185,461,000	Morgan Stanley & Co. International PLC	12/04/24	1,005
ZAR	338,000	USD	19,123	Deutsche Bank Securities Inc.	12/04/24	—
						7,535,930
AUD	86,000	USD	58,922	Bank of America N.A.	11/05/24	(2,324)
AUD	224,000	USD	155,005	HSBC Bank PLC	11/05/24	(7,589)
BRL	67,000	USD	12,223	Citibank N.A.	11/05/24	(635)
BRL	599,000	USD	109,439	Morgan Stanley & Co. International PLC	11/05/24	(5,838)
CAD	102,000	USD	75,659	Bank of America N.A.	11/05/24	(2,392)
CAD	28,000	USD	20,295	HSBC Bank PLC	11/05/24	(182)
CAD	428,000	USD	316,702	JPMorgan Chase Bank N.A.	11/05/24	(9,265)
CHF	51,000	USD	60,503	Bank of America N.A.	11/05/24	(1,438)
CHF	182,000	USD	216,595	Barclays Bank PLC	11/05/24	(5,814)
CHF	148,000	USD	175,429	JPMorgan Chase Bank N.A.	11/05/24	(4,024)
CHF	14,000	USD	16,256	UBS AG	11/05/24	(42)
CNH	78,000	USD	11,119	HSBC Bank PLC	11/05/24	(165)
DKK	2,190,000	USD	328,304	HSBC Bank PLC	11/05/24	(8,940)
DKK	1,568,000	USD	234,403	JPMorgan Chase Bank N.A.	11/05/24	(5,745)
EUR	190,000	USD	210,601	BNP Paribas SA	11/05/24	(3,920)
EUR	51,000	USD	55,570	HSBC Bank PLC	11/05/24	(92)
EUR	358,000	USD	399,024	JPMorgan Chase Bank N.A.	11/05/24	(9,593)
GBP	177,000	USD	236,681	Bank of America N.A.	11/05/24	(8,448)
GBP	508,000	USD	680,767	HSBC Bank PLC	11/05/24	(25,727)
GBP	68,000	USD	90,317	JPMorgan Chase Bank N.A.	11/05/24	(2,635)
HKD	155,000	USD	19,959	BNP Paribas SA	11/05/24	(20)
HKD	563,000	USD	72,469	UBS AG	11/05/24	(47)
IDR	431,421,000	USD	28,344	Morgan Stanley & Co. International PLC	11/05/24	(858)
IDR	74,340,000	USD	4,869	State Street Bank & Trust Company	11/05/24	(133)
ILS	29,000	USD	7,785	HSBC Bank PLC	11/05/24	(22)
JPY	20,376,000	USD	142,608	Deutsche Bank Securities Inc.	11/05/24	(8,503)
JPY	5,424,000	USD	36,388	HSBC Bank PLC	11/05/24	(690)
JPY	26,068,000	USD	182,225	JPMorgan Chase Bank N.A.	11/05/24	(10,658)
KRW	42,616,000	USD	32,229	Citibank N.A.	11/05/24	(1,334)
KRW	5,218,658,500	USD	3,806,065	Morgan Stanley & Co. International PLC	11/05/24	(22,698)
KRW	4,814,329,500	USD	3,494,469	State Street Bank & Trust Company	11/05/24	(4,228)
MXN	767,000	USD	38,809	JPMorgan Chase Bank N.A.	11/05/24	(484)
MXN	108,000	USD	5,480	State Street Bank & Trust Company	11/05/24	(83)
MXN	29,000	USD	1,468	UBS AG	11/05/24	(19)
MYR	2,125,000	USD	487,198	Morgan Stanley & Co. International PLC	11/05/24	(1,941)
MYR	2,058,000	USD	472,207	State Street Bank & Trust Company	11/05/24	(2,251)
NOK	311,000	USD	29,485	Barclays Bank PLC	11/05/24	(1,213)
NOK	19,000	USD	1,800	Morgan Stanley & Co. International PLC	11/05/24	(73)
NZD	2,000	USD	1,259	HSBC Bank PLC	11/05/24	(64)
NZD	8,000	USD	5,082	JPMorgan Chase Bank N.A.	11/05/24	(300)
SEK	210,000	USD	20,486	JPMorgan Chase Bank N.A.	11/05/24	(775)
SEK	725,000	USD	71,447	Morgan Stanley & Co. International PLC	11/05/24	(3,398)
SEK	55,000	USD	5,285	State Street Bank & Trust Company	11/05/24	(122)
SGD	3,000	USD	2,292	HSBC Bank PLC	11/05/24	(20)
SGD	51,000	USD	39,734	JPMorgan Chase Bank N.A.	11/05/24	(1,111)

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
THB	781,000	USD	24,109	Barclays Bank PLC	11/05/24	$(963)
THB	38,000	USD	1,142	UBS AG	11/05/24	(16)
TWD	195,890,000	USD	6,140,388	Morgan Stanley & Co. International PLC	11/05/24	(23,592)
TWD	187,109,000	USD	5,860,237	State Street Bank & Trust Company	11/05/24	(17,633)
USD	19,664	CHF	17,000	Morgan Stanley & Co. International PLC	11/05/24	(24)
USD	3,646	CNH	26,000	UBS AG	11/05/24	(5)
USD	6,680	DKK	46,000	State Street Bank & Trust Company	11/05/24	(28)
USD	66,045	EUR	61,000	Barclays Bank PLC	11/05/24	(311)
USD	3,155	IDR	49,560,000	State Street Bank & Trust Company	11/05/24	(2)
USD	2,106	ILS	8,000	Barclays Bank PLC	11/05/24	(36)
USD	2,125	ILS	8,000	BNP Paribas SA	11/05/24	(17)
USD	1,742	MXN	35,000	Barclays Bank PLC	11/05/24	(7)
USD	16,753	TRY	594,000	Barclays Bank PLC	11/05/24	(568)
USD	420,679	TRY	14,918,000	BNP Paribas SA	11/05/24	(14,321)
USD	1,246	TRY	44,000	Citibank N.A.	11/05/24	(37)
USD	68,771	TWD	2,212,000	Morgan Stanley & Co. International PLC	11/05/24	(300)
USD	34,034	TWD	1,099,000	State Street Bank & Trust Company	11/05/24	(283)
USD	2,885	ZAR	51,000	BNP Paribas SA	11/05/24	(7)
ZAR	159,000	USD	9,122	Barclays Bank PLC	11/05/24	(104)
ZAR	558,000	USD	32,229	State Street Bank & Trust Company	11/05/24	(581)
CLP	156,776,500	USD	163,877	Morgan Stanley & Co. International PLC	11/06/24	(810)
CLP	1,325,000	USD	1,464	State Street Bank & Trust Company	11/06/24	(86)
INR	4,820,000	USD	57,361	JPMorgan Chase Bank N.A.	11/06/24	(40)
INR	16,462,000	USD	196,130	Morgan Stanley & Co. International PLC	11/06/24	(360)
USD	74,793	INR	6,294,000	Morgan Stanley & Co. International PLC	11/06/24	(57)
USD	38,183	INR	3,213,000	State Street Bank & Trust Company	11/06/24	(26)
BRL	100,000	USD	17,243	Morgan Stanley & Co. International PLC	12/04/24	(8)
CAD	136,000	USD	97,880	Deutsche Bank Securities Inc.	12/04/24	(103)
CLP	4,590,000	USD	4,774	Morgan Stanley & Co. International PLC	12/04/24	(1)
MYR	45,000	USD	10,310	Morgan Stanley & Co. International PLC	12/04/24	(24)
TWD	4,481,000	USD	140,722	Morgan Stanley & Co. International PLC	12/04/24	(68)
USD	10,053,450	AUD	15,344,000	Bank of America N.A.	12/04/24	(47,642)
USD	512,368	AUD	782,000	State Street Bank & Trust Company	12/04/24	(2,429)
USD	1,299,551	BRL	7,550,000	Morgan Stanley & Co. International PLC	12/04/24	(1,736)
USD	1,373,727	BRL	7,981,000	State Street Bank & Trust Company	12/04/24	(1,845)
USD	17,569,869	CAD	24,467,000	State Street Bank & Trust Company	12/04/24	(20,561)
USD	13,431,953	CHF	11,577,000	Bank of America N.A.	12/04/24	(17,914)
USD	437,403	CHF	377,000	State Street Bank & Trust Company	12/04/24	(586)
USD	154,976	CLP	149,119,500	State Street Bank & Trust Company	12/04/24	(81)
USD	2,458,313	CNH	17,488,000	BNP Paribas SA	12/04/24	(2,228)
USD	257,948	CNH	1,835,000	HSBC Bank PLC	12/04/24	(234)
USD	4,566,772	DKK	31,326,000	Bank of America N.A.	12/04/24	(8,153)
USD	115,169	DKK	790,000	State Street Bank & Trust Company	12/04/24	(204)
USD	46,575,378	EUR	42,848,000	BNP Paribas SA	12/04/24	(89,431)
USD	851,093	EUR	783,000	HSBC Bank PLC	12/04/24	(1,655)
USD	19,785,386	GBP	15,390,000	Barclays Bank PLC	12/04/24	(58,384)
USD	689,077	GBP	536,000	State Street Bank & Trust Company	12/04/24	(2,038)
USD	16,306,679	HKD	126,698,000	Citibank N.A.	12/04/24	(1,469)
USD	632,712	HKD	4,916,000	HSBC Bank PLC	12/04/24	(59)
USD	549,263	IDR	8,648,044,000	Morgan Stanley & Co. International PLC	12/04/24	(762)
USD	530,604	IDR	8,365,507,000	State Street Bank & Trust Company	12/04/24	(1,451)
USD	545,214	ILS	2,038,000	BNP Paribas SA	12/04/24	(875)
USD	6,442,680	INR	542,383,500	Morgan Stanley & Co. International PLC	12/04/24	(1,092)

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,442,680	INR	542,383,500	State Street Bank & Trust Company	12/04/24	$(1,092)
USD	30,215,989	JPY	4,585,518,000	BNP Paribas SA	12/04/24	(76,472)
USD	755,262	JPY	114,618,000	HSBC Bank PLC	12/04/24	(1,918)
USD	178,052	JPY	26,966,000	JPMorgan Chase Bank N.A.	12/04/24	(88)
USD	3,646,076	KRW	5,012,287,500	Morgan Stanley & Co. International PLC	12/04/24	(2,674)
USD	3,497,972	KRW	4,814,329,500	State Street Bank & Trust Company	12/04/24	(6,672)
USD	1,235,848	MXN	24,890,000	HSBC Bank PLC	12/04/24	(1,580)
USD	745,617	NOK	8,223,000	Bank of America N.A.	12/04/24	(2,050)
USD	63,835	NOK	704,000	State Street Bank & Trust Company	12/04/24	(175)
USD	10,119	NZD	17,000	State Street Bank & Trust Company	12/04/24	(44)
USD	233,919	NZD	393,000	UBS AG	12/04/24	(1,023)
USD	4,424,082	SEK	47,268,000	Bank of America N.A.	12/04/24	(18,940)
USD	113,438	SEK	1,212,000	State Street Bank & Trust Company	12/04/24	(485)
USD	1,634,970	SGD	2,160,000	Citibank N.A.	12/04/24	(2,992)
USD	87,046	SGD	115,000	State Street Bank & Trust Company	12/04/24	(160)
USD	974,792	THB	32,954,000	Citibank N.A.	12/04/24	(3,652)
USD	423,488	TRY	15,017,000	Bank of America N.A.	12/04/24	(1,231)
USD	960	TRY	34,000	BNP Paribas SA	12/04/24	(2)
USD	912,941	TWD	29,100,000	Morgan Stanley & Co. International PLC	12/04/24	(473)
USD	5,819,845	TWD	185,461,000	State Street Bank & Trust Company	12/04/24	(1,553)
USD	2,020,031	ZAR	35,805,000	BNP Paribas SA	12/04/24	(5,710)
USD	99,347	ZAR	1,761,000	Deutsche Bank Securities Inc.	12/04/24	(285)
						(616,371)
						$6,919,559
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement of the date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$219,142,150	$—	$—	$219,142,150

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$23,539,556	$—	$—	$23,539,556
	$242,681,706	$—	$—	$242,681,706
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$7,535,930	$—	$7,535,930
Liabilities
Foreign Currency Exchange Contracts	—	(616,371)	—	(616,371)
	$—	$6,919,559	$—	$6,919,559

(a)
Derivative financial instruments are forward foreign currency exchange contracts.  Forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand